Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities that are measured at fair value on a recurring basis
	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – mutual fund	$382,609,385	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	$19,512,320	$—	$—
Derivative warrant liabilities – Private warrants	$—	$—	$17,258,210

Schedule of fair value of the derivative warrant liabilities
Derivative warrant liabilities at March 25, 2021 (inception)	$—
Issuance of Public and Private Warrants	19,042,300
Change in fair value of derivative warrant liabilities	(314,250)
Derivative warrant liabilities at March 31, 2021	18,728,050
Issuance of Public and Private Warrants – over-allotment	1,651,460
Transfer of Public Warrants to Level 1 Measurement	(10,607,720)
Change in fair value of derivative warrant liabilities	7,486,420
Derivative warrant liabilities at June 30, 2021	$17,258,210

Schedule of fair value measurements inputs at their measurement
	As of March 25, 2021	As of March 31, 2021	As of April 13, 2021	As of June 30, 2021
Exercise price	$11.50	$11.50	$11.50	$11.50
Stock Price	$9.72	$9.63	$9.68	$10.29
Option term (in years)	6.67	6.66	6.45	6.24
Volatility	20%	20%	20%	30%
Risk-free interest rate	1.21%	1.32%	1.16%	1.08%